Financial Instruments and Risk Management (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Mar. 31, 2012
Total exposure to floating rate interest rates	2.00%	5.00%
Unrealized gains on interest-rate swap agreements	$ 58.1	$ 79.4
Increase (Decrease) in Fair Value of Interest Rate Fair Value Hedging Instruments	0.0	0.0	$ (0.7)
Hedge loss reclassified to interest expense	120.5	108.8	$ 117.9
Net losses on derivative hedges expected to be reclassified from AOCI to earnings	1.9
Loss written-off resulting from non-performance of counterparties	1.2
Foreign Exchange Contract [Member]
Notional amounts of derivative contracts	127.9
Gain (Loss) in other expense from undesignated foreign currency exchange contracts	(2.7)	(14.9)
2007 Lock Agreement [Member]
Notional amounts of derivative contracts	500.0
Hedge loss reclassified to interest expense	38.0
2007 Lock Agreement [Member] | 2013 Notes [Member]
Principal amount of debt	250.0
2007 Lock Agreement [Member] | 2018 Notes [Member]
Principal amount of debt	250.0
Intercompany Loans [Member]
Gain (Loss) related to intercompany transactions for foreign currency change	(2.5)	16.6
Losses Amortized to Interest Expense in Five Years [Member] | 2007 Lock Agreement [Member]
Hedge loss reclassified to interest expense	19.2
Losses Amortized to Interest Expense in Ten Years [Member] | 2007 Lock Agreement [Member]
Hedge loss reclassified to interest expense	18.8
January 2013 Interest-Rate Swap Termination [Member]
Notional Amount Related to Discontinuation of Interest Rate Fair Value Hedge				$ 1,000.0
Unrealized gains on interest-rate swap agreements	35.4			90.4
Interest Rate Swap Termination Fee				$ 2.3
Amortization of Deferred Hedge Gains	14.6	14.4
March 2012 Interest-Rate Swap Termination [Member]
Notional Amount Related to Discontinuation of Interest Rate Fair Value Hedge					$ 350.0
Unrealized gains on interest-rate swap agreements	22.8				46.1
Interest Rate Swap Termination Fee					$ 2.5
Amortization of Deferred Hedge Gains	$ 6.6	$ 6.3